Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Presentation and Consolidation

a. Basis of presentation and consolidation

The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and on a going concern basis.

The consolidated financial statements include the financial statements of the Company and its controlled operating entities, including the Group’s subsidiaries and VIEs. All inter-company balances and transactions within the Group have been eliminated on consolidation.

The Company has adopted the guidance of accounting for VIEs, which requires VIEs to be consolidated by the primary beneficiary of the entity. The Company’s management made evaluations of the relationships between the Company and its VIEs and the economic benefit flow of contractual arrangements with the VIEs. In connection with such evaluation, management also took into account the fact that, as a result of such contractual arrangements, the Group controls the shareholders’ voting interests in the VIEs. As a result of such evaluation, management concluded that the Company is the primary beneficiary of its VIEs. As a result, the Company consolidates all of its VIEs in its consolidated financial statements. Please refer to Note 3 — “VARIABLE INTEREST ENTITIES” for more details.

Use of Estimates

b. Use of estimates

The preparation of these financial statements requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. On an on-going basis, the Company evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Fair Value Measurement

c. Fair value measurement

U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring the fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:

Level 1 — observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — other inputs that are directly or indirectly observable in the marketplace.

Level 3 — unobservable inputs which are supported by little or no market activity.

The Company’s financial instruments consist primarily of cash equivalents, restricted time deposits, accounts receivable, short-term investments, prepaid and other current assets, assets and liabilities held for sale, investments in debt securities, other non-current assets, accounts payable, receipts in advance and deferred revenue, accrued liabilities to suppliers, bank loans and other short-term liabilities.

Cash and Cash Equivalents	d. Cash and cash equivalents Cash and cash equivalents consist of cash on hand and time deposits, as well as highly-liquid investments that have original maturities of three months or less.
Restricted Time Deposits - Loans from Offshore Banks, Secured by Time Deposits

e. Restricted time deposits — Loans from offshore banks, secured by time deposits

Loans from offshore branches of lending banks are classified as short-term bank loans or long-term bank loans based on their repayment periods. The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The RMB onshore deposits securing the offshore loans are treated as restricted time deposits in the Company’s consolidated balance sheets. Restricted time deposits are valued based on the prevailing interest rates in the market.

Short-term Investments

f. Short-term investments

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income. To estimate fair value, the Company refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. Since these investments’ maturity dates are within one year, they are classified as short-term investments.

Accounts Receivable, Net

g. Accounts receivable, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Company’s best estimate of the amounts that will not be collected. The Company makes estimates of the collectability of accounts receivable. Many factors are considered in estimating the general allowance, including reviewing delinquent accounts receivable, performing aging analyses and customer credit analyses, and analyzing historical bad debt records and current economic trends. Additional allowance for specific doubtful accounts might be made if a customer of the Company is unable to make payments because the customer’s financial condition is deteriorating.

Fixed Assets and Depreciation

h. Fixed assets and depreciation

Fixed assets, mainly comprising office buildings, leasehold improvements, building improvements, office furniture, vehicles, and computer equipment (including servers) are stated at cost less accumulated depreciation and impairment. Fixed assets are depreciated at rates sufficient to write off their costs less impairment, if any, over the estimated useful lives of the assets on a straight-line basis, with no residual value. The estimated useful lives are as follows:

Estimated useful life
Office building	36-47 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Building improvements	10 years
Office furniture	5 years
Vehicles	4-10 years
Computer equipment (including servers)	4 years

Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extends the useful lives of fixed assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of comprehensive income.

Intangible Assets

i. Intangible assets

Intangible assets mainly comprise operating rights for licensed games, computer software, developed technologies, trademarks and domain names, and cinema advertising slot rights. Intangible assets are recorded at cost less accumulated amortization with no residual value. Amortization is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Estimated useful life
Operating rights for licensed games	Contract terms
Computer software	1-5 years
Developed technologies	3-5 years
Trademarks and domain names	5-30 years
Cinema advertising slot rights	Contract terms

Long-term Investments

j. Long-term investments

Equity investments

Investments in entities over which the Company does not have significant influence are recorded as equity investments and are accounted for by the cost method. Investments in entities over which the Company has significant influence but does not control are also recorded as equity investments and are accounted for by the equity method. Under the equity method, the Company’s share of the post-acquisition profits or losses of equity investments is recognized in the Company’s consolidated statements of comprehensive income; and the Company’s share of post-acquisition movements in equity is recognized in equity in the Company’s consolidated balance sheets. Unrealized gains on transactions between the Company and an entity in which the Company has recorded an equity investment are eliminated to the extent of the Company’s interest in the entity. To the extent of the Company’s interest in the investment, unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an entity in which the Company has recorded an equity investment equals or exceeds its interest in the entity, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the equity investee.

Investments in debt securities

Investments in securities that have readily determinable fair values not classified as trading securities or as held-to-maturity securities are classified as available-for-sale securities, which are included in long-term investments. Available-for-sale securities are reported at fair value, with unrealized gains or losses recorded in other comprehensive income or losses in the consolidated balance sheets. Realized gains or losses are included in the consolidated statements of comprehensive income during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Goodwill

k. Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Company’s acquisitions of interests in its subsidiaries and VIEs.

The Company tests goodwill for impairment at the reporting unit level on an annual basis as of October 1, and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with the FASB guidance on “Testing of Goodwill for Impairment,” a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. For those reporting units where it is determined that it is more likely than not that their fair values are less than the units’ carrying amounts, the Group performs the first step of a two-step quantitative goodwill impairment test. After performing the assessment, if the carrying amounts of the reporting units were higher than their fair values, the Group performs the second step of the two-step quantitative goodwill impairment test.

If the Company decides, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of goodwill with its carrying value. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The Group estimates the fair value using the income approach or the market approach. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates, control premium, comparable companies’ multipliers and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Impairment of Long-lived Assets and Intangible Assets

l. Impairment of long-lived assets and intangible assets

The carrying amounts of long-lived assets and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of the assets to future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell. The Company tests impairment of long-lived assets and intangible assets at the assets group level when impairment indicators appear and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit.

Receipts in Advance and Deferred Revenues

m. Receipts in advance and deferred revenues

For the operation of PC games, proceeds received from sales of prepaid game cards are initially recorded as receipts in advance. For online advertising and cinema advertising services, cash payments that are received in advance of the delivery of services pursuant to applicable advertising contracts, are recorded as receipts in advance.

For self-operated games, deferred revenues are recognized when the game points are sold through the Company’s online payment platform or when prepaid cards are charged by the players to their respective game accounts. The deferred revenues are amortized when virtual items are consumed. For licensed out games, deferred revenues represent the unamortized balance of license fees paid by third-party operators, and the deferred revenues are amortized on a straight-line basis through the service period.

Non-controlling Interest

n. Non-controlling interest

Non-controlling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries and VIEs which is not attributable, directly or indirectly, to the controlling shareholder. Currently, the non-controlling interests in the Company’s consolidated financial statements consist primarily of non-controlling interests for RaidCall and MoboTap.

Treasury Shares

o. Treasury shares

On July 27, 2013, the Company’s Board of Directors authorized a share repurchase program of up to $100 million of the outstanding ADSs of Changyou over a two-year period from July 27, 2013 to July 26, 2015. The Company accounted for those shares repurchased as treasury shares at cost in accordance with ASC 505-30, and the treasury shares acquired are shown separately in shareholders’ equity as the Company has not yet decided on the ultimate disposition of those shares. If and when the Company cancels the treasury shares, the difference between the original issuance price and the repurchase price will be debited into additional paid-in capital.

Functional Currency and Foreign Currency Translation

p. Functional currency and foreign currency translation

Functional currency

An entity’s functional currency is the currency of the primary economic environment in which it operates. Normally that is the currency of the environment in which the entity primarily generates and expends cash. Management’s judgment is essential to determine the functional currency by assessing various indicators, including cash flows, sale prices, market prices, expenses, financing and inter-company transactions and arrangements. The functional currency of Changyou.com Limited is the U.S. dollar. The functional currency of our subsidiaries in the U.S., the Cayman Islands, the British Virgin Islands and Hong Kong is the U.S. dollar. The functional currencies of our subsidiaries and VIEs in other countries are the national currencies of those counties, rather than the U.S. dollar.

Foreign currency translation

Financial statements of entities with other than U.S. dollar functional currency are translated into the U.S. dollar reporting currency. Assets and liabilities are translated at the current exchange rate in effect at the balance sheet date, and revenues and expenses are translated at the average exchange rates in effect during the reporting period. Shareholders’ equity accounts are translated using the historical exchange rates at the date the entry to shareholders’ equity was recorded, except for the change in retained earnings during the year, which is translated using the historical exchange rates used to translate each period’s income statement. Differences resulting from translation of foreign currency to reporting currency are recorded in accumulated other comprehensive income/(loss) in the consolidated balance sheets.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are re-measured at the applicable rates of exchange in effect at that date. Gains and losses resulting from foreign currency re-measurement are included in the consolidated statements of comprehensive income.

Revenue Recognition

q. Revenue recognition

The Group recognizes revenues when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. The recognition of revenues involves certain management judgments. The amount and timing of the Group’s revenues could be materially different for any period if management made different judgments or utilized different estimates.

Online game revenues

The Group’s online game revenues are generated primarily from its self-operated and licensed-out PC games and mobile games. Prior to the sale of the 7Road business in 2015, the Group also offered Web games, which have been an insignificant part of the Group’s business since the sale. The Group also generates a small amount of revenues from online card and board games offered by MoboTap. All of the Group’s games are operated under the item-based revenue model, where the basic game play functions are free of charge and players are charged for purchases of in-game virtual items, including those with a predetermined expiration time and perpetual virtual items. Revenues that the Group generates from self-operated and licensed out online games are included in online game revenues.

Self-Operated Games

The Group is the primary obligor of its self-operated games. The Group hosts the games on its own servers and is responsible for the sale and marketing of the games as well as customer service. Accordingly, revenues are recorded gross of revenue-sharing payments to third-party developers and/or mobile application stores, but are net of business tax/value-added tax and discounts to game card distributors where applicable. The Group obtains revenues from the sale of in-game virtual items. Revenues are recognized over the estimated lives of the virtual items purchased by game players or as the virtual items are consumed. If different assumptions were used in deriving the estimated lives of the virtual items, the timing of the recording of the revenues would be impacted.

PC games

Proceeds from self-operated PC games are collected from players and third-party game card distributors through sales of game points on online payment platforms and prepaid game cards.

Self-operated PC games are either developed in house or licensed from third-party developers. For licensed PC games, the Group remits a pre-agreed percentage of the proceeds to the third-party developers, and keeps the balance pursuant to revenue-sharing agreements. Such revenue-sharing amounts paid to third-party developers are included in the Group’s cost of revenues.

Mobile games

For self-operated mobile games, the Group sells game points to game players via third party mobile application stores. The mobile application stores in turn pay the Group proceeds after deducting their share of pre-agreed revenue-sharing amounts.

Self-operated mobile games are either developed in house or licensed from or jointly developed with third-party developers. For licensed and jointly developed mobile games, the Group remits a pre-agreed percentage of the proceeds to the third-party developers, and keeps the balance pursuant to revenue-sharing agreements.

Such revenue-sharing amounts paid to mobile application stores and third-party developers are included in the Group’s cost of revenues.

Web games

The Group continued to operate a small portfolio of self-operated Web games after its sale of the 7Road business in 2015. Proceeds from those Web games are collected from players through the sale of game points.

Licensed Out Games

The Group also authorizes third-parties to operate its online games. The licensed out games include PC games and mobile games developed in house and mobile games jointly developed with third-party developers. The Group receives monthly revenue-based royalty payments from the third-party licensee operators. The Group receives additional up-front license fees from certain third-party licensee operators who are entitled to an exclusive right to operate the Group’s games in specified geographic areas. Since the Group is obligated to provide post-sale services, the initial license fees are recognized as revenue ratably over the license period, and monthly revenue-based royalty payments are recognized when the relevant services are delivered, provided that collectability is reasonably assured. The Group views the third-party licensee operators as its customers and recognizes revenues on a net basis, as the Group does not have the primary responsibility for fulfillment and acceptability of the game services. The Group remits to the third-party developers a pre-agreed percentage of revenues from jointly developed and licensed out mobile games, and recognizes revenues on a net basis.

Online advertising revenues

17173. com Website

The Group’s online advertising revenues are mainly generated from the 17173.com Website. The Group signs contracts with advertisers to fix the advertising services to be provided and the prices for the services. Based on the contracts, the Group provides advertisement placements on the 17173.com Website in different forms, including text, rich media and video advertisements.

To determine the method of recognition of online advertising revenues, prior to entering into contracts, management makes a credit assessment of customers to assess the collectability of amounts due under the contracts. For those contracts for which collectability is determined to be reasonably assured, revenues are recognized ratably over the period during which the advertising services are provided and when all revenue-recognition criteria have been met. For those contracts for which collectability is determined to be not reasonably assured, revenues are recognized only when the cash is received and all other revenue-recognition criteria have been met.

The Group treats advertising contracts for the 17173.com Website with multiple deliverable elements as separate units of accounting for revenue recognition purposes and recognizes revenues on a periodic basis during the contract periods when each deliverable service is provided. Since the contract price is for all the deliverables under one advertising contract, the Group allocates the contract price among all the deliverables at the inception of the arrangement on the basis of their relative selling prices according to the selling price hierarchy established by ASU No. 2009-13. The Group first uses vendor-specific objective evidence of selling price, if it exists. If vendor-specific objective evidence of selling price does not exist, the Group uses third-party evidence of selling price. If neither vendor-specific objective evidence of selling price nor third-party evidence of selling price exists, the Group uses management’s best estimate of the selling price for the deliverables.

Cinema advertising revenues

Revenues generated from the cinema advertising business are classified as cinema advertising revenues. The Group provides clients advertising placements in slots that are shown in theaters before the screening of movies. The rights to place advertisements in such advertising slots are granted under contracts the Group signs with different theaters. When all the recognition criteria are met, revenues from cinema advertising are recognized based on a percentage of the advertising slots actually delivered or on a straight-line basis over the contract period.

IVAS revenues

The Group’s IVAS revenues are derived primarily from software applications for PCs and mobile devices offered by MoboTap on the Dolphin Browser and by RaidCall. Prior to March 2015, IVAS revenues also included revenues generated from the wan.com Website. Revenues from IVAS are recognized during the period the services are rendered or items are consumed under the gross method, as the Group is the principal obligor for provision of the services.

Cost of Revenues

r. Cost of revenues

Cost of online game revenues consists primarily of revenue-sharing payments; salary and benefits expense; bandwidth leasing costs; content and license fees; depreciation and amortization expenses; PRC business tax and value-added tax, which primarily arise from the revenue that AmazGame and Gamespace derive from their contractual arrangements with Gamease and Guanyou Gamespace; and other direct costs.

Cost of online advertising revenues consists primarily of salary and benefits expense, bandwidth leasing costs, depreciation and amortization expenses, and advertising design costs.

Cost of cinema advertising revenues consists primarily of payments to theaters for pre-film screening advertising slots.

Cost of IVAS revenues consists primarily of revenue-sharing payments to third-party developers and service providers; bandwidth leasing costs; and salary and benefits expense.

Product Development Expenses

s. Product development expenses

Product development expenses include the costs incurred for the development of the product prior to the establishment of technological feasibility and maintenance costs incurred after the establishment of technological feasibility. During the fiscal years ended December 31, 2014, 2015 and 2016, the Group did not capitalize any product development expenses.

Advertising Expenses

t. Advertising expenses

Advertising expenses, which generally represent the cost of promotions to create or stimulate a positive image of the Group or a desire to buy the Group’s products and services, are expensed as incurred.

Government Grants

u. Government grants

A government grant is recognized when the grant is received and the relevant requirements have been complied with. Government grants are generally recorded as other income, and grants for which the government stipulates specified uses are recorded as a reduction in operating expenses and cost of revenues.

Operating Leases

v. Operating leases

Leases for which substantially all of the risks and rewards of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases net of any incentives received by the Company from the leasing company are charged to the Group’s consolidated statements of comprehensive income on a straight-line basis over the lease periods.

Share-based Compensation Expense

w. Share-based compensation expense

Share-based compensation expense is for share awards, including ordinary shares, share options, restricted shares and restricted share units, granted by the Company to employees and directors. For share-based awards for which a grant date has occurred, share-based compensation expense is recognized as costs and expenses in the consolidated statements of comprehensive income based on the fair values of the related share-based awards on their grant dates. For share-based awards for which the service inception date precedes the grant date, share-based compensation expense is recognized as costs and expenses in the consolidated statements of comprehensive income beginning on the service inception date and is re-measured on each subsequent reporting date before the grant date, based on the estimated fair values of the related share-based awards. The fair value is estimated based on the public market price of the underlying shares.

Changyou has two incentive plans for the granting of share-based awards, including share options, restricted shares and restricted share units, to its employees and directors.

Share-based compensation expense for share options, restricted shares and restricted share units granted is recognized on an accelerated basis over the requisite service period, net of estimated forfeitures. Forfeiture rates are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from the initial estimates.

Deferred Compensation

x. Deferred compensation

Deferred compensation consists of arrangements where employees are entitled to payments at designated future dates for current or past services. Deferred compensation expense is accrued over the period of the applicable employee’s service at a rate that is estimated to result in there being an amount accrued, as of date when the employee will be entitled to have received the deferred payments in full, equal to the present value of such deferred payments as of the date of the creation of the deferred payment arrangement.

On February 8, 2014, the Company’s Board of Directors approved three new employee incentive plans with terms of 10 years, commencing January 1, 2014. Under two of these three plans, the Company could have distributed cash compensation of up to 10% of the Company’s annual net profits after certain adjustments. The third employee incentive plan was structured to allow eligible employees to receive up to 20% of the annual adjusted net profits of projects that they worked on. In December 2014, the Company’s management reassessed the estimated compensation expense related to these three employee incentive plans and the Company reversed accruals associated with the compensation expense previously recognized for these plans in a total amount of $32.2 million. The Company’s management also recommended cancelling the three employee incentive plans, and replacing them with a new cash bonus plan commencing in 2015. The Company’s Board of Directors approved the cancellation of the three incentive plans on February 7, 2015.

Income Taxes

y. Income taxes

Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. The deferred tax assets are reduced by a valuation allowance if it is considered based on available evidence more likely than not that some portion, or all, of the deferred tax assets will not be realized. Deferred tax liability is not recognized for undistributed earnings of a PRC subsidiary if the subsidiary has invested or will invest the undistributed earnings indefinitely.

In November 2015, the FASB issued Accounting Standards Update 2015-17, Balance Sheet Classification of Deferred Taxes, which requires deferred income tax liabilities and assets to be classified as non-current in a classified balance sheet, and eliminates the prior guidance, which required an entity to separate deferred tax liabilities and assets into a current amount and a non-current amount in a classified balance sheet. This new guidance is effective for annual reporting periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted. Additionally, the new guidance may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company has changed the manner in which it classifies its deferred tax assets and liabilities retrospectively from the fourth quarter of 2016 due to early adoption of Accounting Standards Update 2015-17, Balance Sheet Classification of Deferred Taxes. As a result of adoption of this guidance, the Company reclassified the deferred tax assets and deferred tax liabilities as of December 31, 2015 from current assets and liabilities to long-term assets and liabilities.

Uncertain Tax Positions

z. Uncertain tax positions

In order to assess uncertain tax positions, the Company applies a more likely than not threshold and a two-step approach for tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon settlement.

Earnings (losses) per Share

aa. Earnings (Losses) per share

Basic earnings (losses) per share are computed using the weighted average number of ordinary shares outstanding during the year. Diluted earnings (losses) per share are computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the year. Potential ordinary shares consist of shares issuable upon the exercise of share options and shares issuable upon the settlement of restricted share units. Potential ordinary shares are accounted for in the computation of diluted earnings (losses) per share using the treasury stock method. Potential ordinary shares are not included in the denominator of the diluted earnings (losses) per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded. Earnings (losses) per share is computed on Class A ordinary shares and Class B ordinary shares together, because both classes have the same dividend rights and the same participation rights in the Company’s undistributed earnings (losses).

Comprehensive Income (loss)

ab. Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income (loss), as presented on the accompanying consolidated balance sheets, consists of the cumulative foreign currency translation adjustment and unrealized gain (loss) on available-for-sale securities.

Segment Reporting

ac. Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available and is evaluated regularly by the chief operating decision maker (“CODM”), or a decision making group, in deciding how to allocate resources and in assessing performance. Prior to November 2, 2014, the CODM was the Company’s former Chief Executive Officer; from November 2, 2014 to July 31, 2016, the CODMs were the Company’s former Co-Chief Executive Officers; and since August 1, 2016 the CODM has been the Company’s current Chief Executive Officer.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run the Company’s business operations, which include, but are not limited to, customer base, homogeneity of products and technology. The Company’s operating segments are based on its organizational structure and information reviewed by the Company’s CODM to evaluate the operating segment results.

In 2013, the Company determined that the business segments that constituted the reportable segments were the Online Game segment, which consisted of PC games and Web games, and the 17173 Business segment, which provided online advertising services and IVAS.

In 2014, the Group expanded the online game business to include mobile games, and the CODMs determined that the operation of mobile games should be reviewed under the Online Game segment. In addition, the Group developed and acquired several software applications for PCs and mobile devices intended to strengthen the competitiveness in the Internet sector. In 2014, the Group launched the wan.com Website, which offered to game players Web games of third-party developers. The CODMs determined that the software applications for PCs and mobile devices and the wan.com Website should be reviewed together as one operating segment, identified as the software segment, which primarily generated IVAS revenues. Due to the similarity of the economic characteristics of the operations of the software applications and the wan.com Website included in the software segment to those of the 17173.com Website, the software segment was aggregated with the existing 17173 Business segment under the Platform Channel segment. The cinema advertising business was not deemed significant enough to qualify as a separate, reportable segment and therefore was included in “Others.” Accordingly, as of December 31, 2014, the business segments that constituted the reportable segments were the Online Game segment, which consisted of PC games, mobile games and Web games; and the Platform Channel segment, which consisted of online advertising services offered on the 17173.com Website and IVAS.

The Group ceased operating the wan.com Website in March 2015. As a result, IVAS consisted solely of software for PCs and mobile devices. As of December 31, 2015 the business segments that constituted the reportable segments were the Online Game segment, which consisted of PC games, mobile games and Web games; and the Platform Channel segment, which consisted primarily of online advertising services on the 17173.com Website and a relatively small amount of IVAS from the Dolphin Browser and RaidCall and online card and board games offered on the Dolphin Browser. Cinema advertising was not deemed to be significant enough to qualify as a separate, reportable segment and therefore was included in “Others.”

The Company disposed of the 7Road business in August 2015, and as a result revenues from Web games were insignificant in 2016. As the Group’s cinema advertising business grew significantly in 2016, the revenues generated from the cinema advertising business in 2016 were greater than 10% of the combined revenues of all operating segments, which caused the cinema advertising business to constitute a separate reportable segment. As of December 31, 2016 the business segments that constituted the Company’s reportable segments were the Online Game segment, which consisted primarily of PC games and mobile games; the Platform Channel segment, which consisted primarily of online advertising services offered on the 17173.com Website, and also included IVAS offered on the Dolphin Browser and by RaidCall and online card and board games offered by MoboTap; and the Cinema Advertising segment. The Company has restated the presentation of its reportable segments for prior periods to conform to this current presentation.

Foreignexchange forward contracts

ad. Foreign exchange forward contracts

Foreign exchange forward contracts are initially recognized on the date a foreign exchange forward contract is entered into and is subsequently measured at fair value. The Company entered into such foreign currency forward contracts in compliance with the Company’s risk management policy for the purpose of eliminating the negative impact on earnings and equity resulting from fluctuations in the exchange rate between the U.S. dollar and the RMB. The instruments are marked-to-market at each period-end with the associated changes in fair value recognized in the line item “Other income, net” in the consolidated statements of comprehensive income and “Prepaid and other current assets” or “Other short-term liabilities” in the consolidated balance sheets.

Recently Issued Accounting Standards

ae. Recently issued accounting standards

In May 2014, the FASB issued ASU No. 2014-09, ‘‘Revenue from Contracts with Customers (Topic 606).’’ This guidance supersedes current guidance on revenue recognition in Topic 605, ‘‘Revenue Recognition.” In addition, there are disclosure requirements related to the nature, amount, timing, and uncertainty of revenue recognition. In August 2015, the FASB issued ASU No.2015-14 to defer the effective date of ASU No. 2014-09 for all entities by one year. For publicly-traded business entities that follow U.S. GAAP, the deferral results in the new revenue standard being effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. The Company will apply the new revenue standard beginning January 1, 2018, and will not early adopt. The Group has set up an implementation team that is currently in the process of analyzing each of the Group’s revenue streams in accordance with the new revenue standard to determine the impact on the Group’s consolidated financial statements. The Group plans to continue the evaluation, analysis, and documentation of its adoption of ASU 2014-09 (including those subsequently issued updates that clarify its provisions) throughout 2017 as the Group works towards the implementation and finalizes its determination of the impact that the adoption will have on its consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities to be classified as noncurrent on balance sheets. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted. Additionally, the new guidance may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Group adopted this guidance retrospectively during the fourth quarter of 2016. Accordingly, the consolidated balance sheets as of December 31, 2016 and 2015 reflect the new classification. As a result of the adoption of this guidance, $4.7 million of current deferred tax assets, and $24.9 million of deferred tax liabilities, were reclassified to non-current as of December 31, 2015.

On January 5, 2016, the FASB issued ASU 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities, which amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. This amendment requires all equity investments to be measured at fair value, with changes in the fair value recognized through net income (other than those accounted for under the equity method of accounting or those that result in consolidation of the investee). This standard will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

On February 25, 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. ASU 2016-02 is effective for publicly-traded companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. Early adoption is permitted. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

On March 30, 2016, the FASB issued ASU 2016-09 (“ASU 2016-09”), Compensation — Stock Compensation: Improvements to Employee Share-Based Payment Accounting, which relates to accounting for employee share-based payments. This standard addresses several aspects of the accounting for share-based payment award transactions, including (a) income tax consequences; (b) classification of awards as either equity or liabilities; and (c) classification in the statement of cash flows; and (d) accounting for forfeitures of share-based payments. This standard will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Group does not expect this standard to have a material impact on its consolidated financial statements.

In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Group is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

In August 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-15, Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments, which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Group is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

In November 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown in the statement of cash flows. The standard is effective for fiscal years beginning after December 15, 2017, and interim period within those fiscal years. Early adoption is permitted, including adoption in an interim period. The standard should be applied using a retrospective transition method to each period presented. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The standard should be applied prospectively on or after the effective date. The Group will evaluate the impact of adopting this standard prospectively upon any transactions of acquisitions or disposals of assets or businesses.

In January 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-04, “Simplifying the Test for Goodwill Impairment.” The guidance removes Step 2 of a goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.